Provisions - Schedule of status and changes of the defined benefit obligations, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid due to settlements	€ (133)	€ (20)	€ (2)
Other foreign subsidiaries | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	6,903	8,485	7,578
Incorporation of Group companies, net	(6)	0	(20)
Current service cost	26	28	25
Interest cost	552	578	599
Pre-retirement cost	3	0	0
Effect of curtailment/settlement	(2)	(10)	(2)
Benefits paid	(726)	(1,113)	(730)
Contributions made by employees	4	4	3
Past service cost	0	2	1
Actuarial (gains)/losses	270	(191)	697
Demographic actuarial (gains)/losses	300	(1)	40
Financial actuarial (gains)/losses	(30)	(190)	657
Exchange differences and other items	(5)	(860)	336
Net defined benefit liability (asset) at end of period	€ 6,886	€ 6,903	€ 8,485